SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF NATURE OF RELATIONSHIPS WITH RELATED PARTIES

Nature of relationships with related parties:

Related parties	Relationship	As of December 31,
		2025	2024
		$’000	$’000
Dividend payables:
Ms Liao(1)	Shareholder	3,535	3,342
Mr. Ng(2)	Shareholder	997	943
		4,532	4,285

Amount due to:
Ms Liao(1)	Shareholder	1,523	776
Mr. Ng(2)	Shareholder	12	2
Mr. Tang(3)	Shareholder	*	*
		1,535	778

Amount due to:
Mr. Sze(4)	Chief Executive Officer	928	928

*	Amount is insignificant and lesser than $1,000.

SCHEDULE OF RELATED PARTY TRANSACTIONS

Related party transactions:

		Financial Years ended December 31,
		2025	2024	2023
Nature of transactions	Name	$’000	$’000	$’000

Net advance from / (repayment) to director	Ms Liao	689	497	3,699

Net advance from/ (repayment) to director	Mr. Ng	10	(81)	1,035
Net advance from/ (repayment) to director	Mr. Sze	*	928	-
Net advance from/ (repayment) to director	Mr. Tang	*	*	-

*	Amount is insignificant and lesser than $1,000.